Provision for Asset Retirement Obligation - Fuel Tanks - Changes in the provision for asset retirement obligation (Detail) - Asset Retirement Obligation [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Post Employment Benefits [line items]
Beginning balance	R$ 54,667	R$ 64,774	R$ 77,564
Additions (new tanks)	290	264	537
Expense with tanks removed	(5,456)	(12,752)	(15,432)
Accretion expense	1,741	2,381	2,105
Ending Balance	51,242	R$ 54,667	R$ 64,774
Current	3,847
Non-current	R$ 47,395